Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Future Minimum Principal Payments
As of March 31, 2026, the Company’s future minimum principal payments under its debt arrangements are as follows (in thousands):

Year Ended December 31,	Second Lien Loans	Other Debt	Total
2026 (remaining nine months)	$10,000	$704	$10,704
2027	—	808	808
2028	—	8,378	8,378
2029	—	20,000	20,000
2030	—	2,867	2,867
Total principal debt payments and final payment fee	10,000	32,757	42,757
Less: unamortized debt discount	—	(929)	(929)
Less: unamortized final payment fee	—	(1,140)	(1,140)
Less: Debt, current portion	(10,000)	(936)	(10,936)
Debt, net of current portion	$—	$29,752	$29,752

As of December 31, 2025, the Company’s future minimum principal payments under its debt arrangements are as follows (in thousands):

Year Ended December 31,	Second Lien Loans	Other Debt	Total
2026	$10,000	$1,067	$11,067
2027	—	808	808
2028	—	8,378	8,378
2029	—	20,000	20,000
2030	—	2,867	2,867

Total principal debt payments and final payment fee	10,000	33,120	43,120
Less: unamortized debt discount	—	(978)	(978)
Less: unamortized final payment fee	—	(1,199)	(1,199)
Less: Debt, current portion	(10,000)	(1,065)	(11,065)
Debt, net of current portion	$—	$29,878	$29,878